Intermediate Bond Fund of America®
Investment portfolio
November 30, 2020
unaudited
Bonds, notes & other debt instruments 92.95% Mortgage-backed obligations 37.96% Federal agency mortgage-backed obligations 31.88%	Principal amount (000)	Value (000)
Fannie Mae Pool #458079 9.105% 2026[1]	$7	$7
Fannie Mae Pool #AW8166 3.00% 2027[1]	729	763
Fannie Mae Pool #AX3597 3.00% 2027[1]	421	441
Fannie Mae Pool #AO0800 3.00% 2027[1]	329	345
Fannie Mae Pool #MA2973 3.00% 2027[1]	10	11
Fannie Mae Pool #AJ3916 3.00% 2027[1]	3	3
Fannie Mae Pool #AU6794 3.00% 2028[1]	55	58
Fannie Mae Pool #AU6682 3.00% 2028[1]	10	10
Fannie Mae Pool #AW4349 3.00% 2029[1]	48	51
Fannie Mae Pool #BM4299 3.00% 2030[1]	2,342	2,449
Fannie Mae Pool #AY2719 3.00% 2030[1]	810	848
Fannie Mae Pool #AZ4646 3.50% 2030[1]	130	138
Fannie Mae Pool #AZ0554 3.50% 2030[1]	111	119
Fannie Mae Pool #AY1948 3.50% 2030[1]	93	99
Fannie Mae Pool #AS7323 2.50% 2031[1]	1,319	1,403
Fannie Mae Pool #BD2402 3.00% 2031[1]	165	173
Fannie Mae Pool #FM1162 2.50% 2032[1]	1,273	1,351
Fannie Mae Pool #BM1036 2.50% 2032[1]	149	157
Fannie Mae Pool #BD5076 3.00% 2032[1]	17,827	18,665
Fannie Mae Pool #BM3501 3.00% 2032[1]	992	1,042
Fannie Mae Pool #BE7150 3.50% 2032[1]	570	608
Fannie Mae Pool #BJ9182 3.00% 2033[1]	1,501	1,599
Fannie Mae Pool #BN3184 3.00% 2033[1]	771	807
Fannie Mae Pool #BJ7193 3.00% 2033[1]	705	750
Fannie Mae Pool #BJ4790 3.00% 2033[1]	169	177
Fannie Mae Pool #BJ6880 3.00% 2033[1]	29	31
Fannie Mae Pool #MA3463 4.00% 2033[1]	28,792	30,546
Fannie Mae Pool #695412 5.00% 2033[1]	5	6
Fannie Mae Pool #BK0499 3.00% 2034[1]	433	455
Fannie Mae Pool #FM1490 3.50% 2034[1]	3,469	3,708
Fannie Mae Pool #BN1087 4.00% 2034[1]	29	31
Fannie Mae Pool #AD3566 5.00% 2035[1]	61	68
Fannie Mae Pool #888698 7.00% 2037[1]	57	66
Fannie Mae Pool #AC0794 5.00% 2039[1]	288	334
Fannie Mae Pool #931768 5.00% 2039[1]	49	57
Fannie Mae Pool #932606 5.00% 2040[1]	151	176
Fannie Mae Pool #AB1084 5.50% 2040[1]	181	205
Fannie Mae Pool #AJ1873 4.00% 2041[1]	297	334
Fannie Mae Pool #AE1248 5.00% 2041[1]	353	407
Fannie Mae Pool #AE1274 5.00% 2041[1]	285	332
Fannie Mae Pool #AE1277 5.00% 2041[1]	156	180
Fannie Mae Pool #AE1283 5.00% 2041[1]	96	109
Fannie Mae Pool #AP7553 3.00% 2042[1]	18,442	19,707
Fannie Mae Pool #AE1290 5.00% 2042[1]	189	217
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,542	2,776
Fannie Mae Pool #AT7161 3.50% 2043[1]	1,157	1,259
Intermediate Bond Fund of America — Page 1 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AR1512 3.50% 2043[1]	$548	$602
Fannie Mae Pool #AT0412 3.50% 2043[1]	287	314
Fannie Mae Pool #AT3954 3.50% 2043[1]	145	158
Fannie Mae Pool #AT0300 3.50% 2043[1]	112	121
Fannie Mae Pool #AX8521 3.50% 2044[1]	268	294
Fannie Mae Pool #AY1829 3.50% 2044[1]	198	217
Fannie Mae Pool #AW8240 3.50% 2044[1]	40	42
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,408	1,530
Fannie Mae Pool #BE5009 3.50% 2045[1]	1,181	1,266
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,311	1,424
Fannie Mae Pool #BE8742 3.50% 2047[1]	380	418
Fannie Mae Pool #BH2848 3.50% 2047[1]	196	211
Fannie Mae Pool #BH2846 3.50% 2047[1]	170	187
Fannie Mae Pool #BH2847 3.50% 2047[1]	128	138
Fannie Mae Pool #BJ5015 4.00% 2047[1]	3,196	3,525
Fannie Mae Pool #BH3122 4.00% 2047[1]	97	106
Fannie Mae Pool #BM4488 3.40% 2048[1,2]	22,083	22,980
Fannie Mae Pool #BM3788 3.50% 2048[1]	58,666	64,023
Fannie Mae Pool #CA1073 3.50% 2048[1]	3,504	3,710
Fannie Mae Pool #BJ4901 3.50% 2048[1]	878	958
Fannie Mae Pool #BN0292 3.956% 2048[1,2]	6,824	7,203
Fannie Mae Pool #FM2202 4.00% 2048[1]	19,468	20,793
Fannie Mae Pool #CA3180 4.00% 2048[1]	7,229	7,733
Fannie Mae Pool #FM2669 4.00% 2048[1]	5,578	5,967
Fannie Mae Pool #CA2850 4.00% 2048[1]	3,626	4,055
Fannie Mae Pool #BK6840 4.00% 2048[1]	2,064	2,275
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,572	1,733
Fannie Mae Pool #BK9743 4.00% 2048[1]	536	584
Fannie Mae Pool #BK0920 4.00% 2048[1]	280	299
Fannie Mae Pool #BJ9252 4.00% 2048[1]	88	94
Fannie Mae Pool #BK0915 4.00% 2048[1]	26	28
Fannie Mae Pool #BK7665 4.50% 2048[1]	10,787	12,024
Fannie Mae Pool #BK0951 4.50% 2048[1]	8,027	8,946
Fannie Mae Pool #MA3416 4.50% 2048[1]	787	855
Fannie Mae Pool #BK9761 4.50% 2048[1]	465	511
Fannie Mae Pool #CA2493 4.50% 2048[1]	394	428
Fannie Mae Pool #BK4873 5.00% 2048[1]	2,559	2,839
Fannie Mae Pool #CA4534 3.00% 2049[1]	57,570	61,971
Fannie Mae Pool #BN8354 3.50% 2049[1]	22,695	24,458
Fannie Mae Pool #BN6708 3.50% 2049[1]	19,436	21,072
Fannie Mae Pool #CA4151 3.50% 2049[1]	12,506	13,709
Fannie Mae Pool #FM1062 3.50% 2049[1]	11,377	12,491
Fannie Mae Pool #FM1257 3.50% 2049[1]	11,419	12,334
Fannie Mae Pool #FM1443 3.50% 2049[1]	9,563	10,444
Fannie Mae Pool #BO3252 3.50% 2049[1]	8,256	8,996
Fannie Mae Pool #BJ8411 3.50% 2049[1]	2,616	2,856
Fannie Mae Pool #CA4354 3.50% 2049[1]	83	88
Fannie Mae Pool #BJ8402 3.535% 2049[1,2]	4,130	4,304
Fannie Mae Pool #CA5333 3.00% 2050[1]	91,570	98,506
Fannie Mae Pool #CA5731 3.00% 2050[1]	86,410	92,228
Fannie Mae Pool #CA5687 3.00% 2050[1]	48,079	52,358
Fannie Mae Pool #CA5689 3.00% 2050[1]	47,528	51,472
Fannie Mae Pool #CA5338 3.00% 2050[1]	41,378	43,416
Fannie Mae Pool #FM2664 3.50% 2050[1]	9,661	10,582
Intermediate Bond Fund of America — Page 2 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3834 4.50% 2050[1]	$475	$515
Fannie Mae, Series 2001-4, Class NA, 9.011% 2025[1,2]	1	2
Fannie Mae, Series 2001-4, Class GA, 9.101% 2025[1,2]	1	1
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[1]	147	182
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	56	66
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	233	285
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[1,2]	273	273
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[1]	75	75
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,2]	3,171	3,190
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	1,468	1,501
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	2,864	2,909
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	725	738
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	4,239	4,345
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	894	904
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[1,2]	3,176	3,275
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 2024[1,2]	2,686	2,822
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 2024[1,2]	63	64
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 2024[1,2]	3,434	3,661
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 2024[1,2]	636	648
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.712% 2024[1,2]	2,963	3,176
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[1]	372	377
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	1,591	1,644
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[1]	217	218
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[1]	2,912	3,058
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	556	571
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[1]	882	904
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	3,148	3,266
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	4,622	4,802
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	2,243	2,342
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	2,232	2,337
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	2,147	2,237
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[1]	372	373
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 2026[1,2]	1,481	1,516
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.56% 2026[1,2]	1,732	1,782
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.566% 2026[1,2]	206	206
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	3,260	3,450
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 2026[1,2]	2,250	2,361
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	3,011	3,137
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[1]	1,104	1,164
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[1]	306	315
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 2027[1,2]	1,321	1,363
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	2,869	3,060
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[1,2]	11,000	12,347
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[1,2]	13,000	14,722
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[1]	945	1,096
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[1]	303	292
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[1]	819	775
Freddie Mac Pool #ZK3704 3.00% 2026[1]	57	60
Freddie Mac Pool #ZK3851 3.00% 2027[1]	520	545
Freddie Mac Pool #ZK7590 3.00% 2029[1]	5,538	5,845
Freddie Mac Pool #ZS8526 3.00% 2029[1]	127	133
Freddie Mac Pool #ZT1332 3.00% 2030[1]	3,399	3,628
Freddie Mac Pool #ZK8180 2.50% 2031[1]	1,564	1,656
Freddie Mac Pool #G18655 3.00% 2032[1]	18,523	19,505
Intermediate Bond Fund of America — Page 3 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #V61960 3.00% 2033[1]	$2,889	$3,053
Freddie Mac Pool #QN1073 3.00% 2034[1]	583	612
Freddie Mac Pool #Q18236 3.50% 2043[1]	1,165	1,268
Freddie Mac Pool #Q19133 3.50% 2043[1]	705	768
Freddie Mac Pool #Q17696 3.50% 2043[1]	643	702
Freddie Mac Pool #Q15874 4.00% 2043[1]	65	70
Freddie Mac Pool #Q28558 3.50% 2044[1]	3,487	3,819
Freddie Mac Pool #760012 3.10% 2045[1,2]	2,160	2,255
Freddie Mac Pool #760014 3.133% 2045[1,2]	3,911	4,078
Freddie Mac Pool #760013 3.188% 2045[1,2]	1,217	1,269
Freddie Mac Pool #760015 2.903% 2047[1,2]	5,982	6,175
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,920	2,087
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,573	1,722
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,358	1,487
Freddie Mac Pool #Q55056 3.50% 2048[1]	1,930	2,084
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,393	1,513
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,340	1,456
Freddie Mac Pool #Q54782 3.50% 2048[1]	1,178	1,280
Freddie Mac Pool #Q54781 3.50% 2048[1]	1,089	1,189
Freddie Mac Pool #Q54700 3.50% 2048[1]	1,021	1,114
Freddie Mac Pool #Q56590 3.50% 2048[1]	653	709
Freddie Mac Pool #Q56589 3.50% 2048[1]	618	674
Freddie Mac Pool #Q55060 3.50% 2048[1]	608	656
Freddie Mac Pool #Q56591 3.50% 2048[1]	581	620
Freddie Mac Pool #Q54698 3.50% 2048[1]	537	592
Freddie Mac Pool #Q54699 3.50% 2048[1]	519	570
Freddie Mac Pool #Q54831 3.50% 2048[1]	389	427
Freddie Mac Pool #Q56599 4.00% 2048[1]	2,281	2,515
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,636	1,804
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,460	1,610
Freddie Mac Pool #Q56576 4.00% 2048[1]	883	946
Freddie Mac Pool #Q55970 4.00% 2048[1]	719	798
Freddie Mac Pool #Q58411 4.50% 2048[1]	3,702	4,113
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,621	1,818
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,381	1,522
Freddie Mac Pool #Q57242 4.50% 2048[1]	920	1,007
Freddie Mac Pool #RA1369 3.50% 2049[1]	59,460	64,294
Freddie Mac Pool #QA5131 3.50% 2049[1]	19,563	20,971
Freddie Mac Pool #RA1580 3.50% 2049[1]	8,611	9,515
Freddie Mac Pool #RA1463 3.50% 2049[1]	8,506	9,333
Freddie Mac Pool #QA0284 3.50% 2049[1]	5,379	5,871
Freddie Mac Pool #QA2748 3.50% 2049[1]	1,119	1,223
Freddie Mac Pool #2B7361 3.983% 2049[1,2]	3,576	3,773
Freddie Mac Pool #ZN5963 4.50% 2049[1]	597	648
Freddie Mac Pool #SD7512 3.00% 2050[1]	90,342	96,664
Freddie Mac Pool #QA8528 3.00% 2050[1]	42,314	45,356
Freddie Mac Pool #RA2020 3.00% 2050[1]	29,298	31,348
Freddie Mac Pool #RA2457 3.00% 2050[1]	25,010	26,772
Freddie Mac Pool #SD0187 3.00% 2050[1]	7,341	7,944
Freddie Mac Pool #SD7514 3.50% 2050[1]	121,786	130,584
Freddie Mac Pool #RA2472 3.50% 2050[1]	43,602	48,083
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.541% 2023[1,2]	3	3
Freddie Mac, Series T041, Class 3A, 5.222% 2032[1,2]	168	190
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,2]	34,179	35,532
Intermediate Bond Fund of America — Page 4 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,2]	$3,000	$3,190
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	24,225	25,673
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	10,610	11,323
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	3,050	3,235
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	5,000	5,408
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]	3,950	4,250
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[1]	4,620	5,009
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[1]	12,000	13,152
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[1]	10,666	11,706
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]	4,500	4,937
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	10,000	10,909
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]	8,000	8,689
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[1]	6,250	6,802
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[1]	2,145	2,380
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[1]	14,835	16,371
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	6,000	6,689
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[1]	15,500	17,159
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,2]	6,725	7,500
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[1]	1,270	1,423
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[1]	57,057	63,836
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[1]	28,710	32,061
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,2]	50,000	56,227
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[1]	8,500	9,290
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[1]	3,000	3,293
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[1]	7,387	8,117
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[1]	12,500	13,746
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[1]	14,275	15,941
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	1,000	1,141
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[1]	19,000	21,759
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,2]	9,000	10,297
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]	8,000	9,147
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]	1,500	1,764
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,2]	15,180	17,931
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]	3,250	3,889
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[1]	10,415	12,487
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	3,000	3,603
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	3,000	3,605
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[1]	378	454
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	7,250	8,783
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[1]	138	154
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[1]	15,000	17,701
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[1]	13,252	15,670
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[1]	28,593	30,615
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[1]	52	56
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[1]	704	690
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	480	460
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	128	120
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	9,853	10,517
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	9,723	10,377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	9,642	10,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	8,077	8,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	1,554	1,709
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	8,212	8,929
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	9,432	10,291
Intermediate Bond Fund of America — Page 5 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	$35,174	$38,124
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	11,495	12,841
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	4,776	5,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	10,107	11,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	5,345	5,812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	3,851	4,300
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	3,545	3,891
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]	1,282	1,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	7,252	7,739
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	17,576	18,614
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,639	1,727
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]	53,751	56,421
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	31,894	33,460
Government National Mortgage Assn. 4.50% 2042[1]	11	12
Government National Mortgage Assn. 2.50% 2050[1,4,5]	50,950	53,619
Government National Mortgage Assn. 2.00% 2051[1,5]	654,375	683,009
Government National Mortgage Assn. 2.00% 2051[1,5]	478,748	498,329
Government National Mortgage Assn. 2.50% 2051[1,5]	18,210	19,104
Government National Mortgage Assn. 3.00% 2051[1,5]	33,059	34,520
Government National Mortgage Assn. 3.50% 2051[1,5]	31,834	33,602
Government National Mortgage Assn. 3.50% 2051[1,5]	12,475	13,171
Government National Mortgage Assn. 4.00% 2051[1,5]	952	1,013
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	73,746	79,755
Government National Mortgage Assn. Pool #MA4322 4.00% 2047[1]	7,725	8,343
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	1,649	1,779
Government National Mortgage Assn. Pool #MA5595 4.00% 2048[1]	757	813
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	599	641
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	52	57
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	221	239
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	115	126
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[1]	74,222	78,865
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	1,699	1,805
Uniform Mortgage-Backed Security 1.50% 2035[1,5]	1,738,526	1,782,770
Uniform Mortgage-Backed Security 2.00% 2035[1,5]	592,295	616,600
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	1,427,109	1,461,477
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	345,442	359,253
Uniform Mortgage-Backed Security 3.50% 2050[1,5]	2,289	2,415
Uniform Mortgage-Backed Security 4.00% 2050[1,5]	21,240	22,661
Uniform Mortgage-Backed Security 4.50% 2050[1,5]	3,370	3,651
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	686,031	709,440
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	53,682	55,667
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	154,872	161,984
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	119,037	124,438
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	65,000	68,653
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	6,225	6,743
		9,194,231
Collateralized mortgage-backed obligations (privately originated) 3.83%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,2,3]	1,461	1,502
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[1,2,3]	2,111	2,128
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[1,2,3]	2,166	2,201
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,3]	21,881	22,231
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,3]	13,105	13,585
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[1,3]	5,237	5,292
Intermediate Bond Fund of America — Page 6 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.25% 2029[1,2,3]	$2,176	$2,173
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.75% 2029[1,2,3]	3,810	3,786
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,3]	12,495	12,854
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,2,3]	10,366	10,706
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 2059[1,2,3]	3,977	4,212
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,2,3]	3,564	3,659
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,3]	33,153	33,345
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,2,3]	2,093	2,116
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,2,3]	1,568	1,589
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,2,3]	870	861
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,2,3]	44,374	44,822
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,3]	36,565	37,072
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,2,3]	11,221	11,668
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[1]	2,800	3,092
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,2,3]	926	952
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,2,3]	16,029	16,151
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[1,2]	5,000	4,839
Consumer Credit Origination Loan Trust, Series 2020-2, Class A1, 1.853% 2065[1,3]	3,727	3,783
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,3]	4,191	4,335
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,2,3]	8,529	8,875
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,3]	3,488	3,788
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[1]	104	111
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[1]	96	102
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[1]	158	166
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[1]	223	233
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[1,2,3]	1,449	1,470
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,3]	19,598	19,750
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,2,3]	31,215	31,454
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,2,3]	2,021	1,979
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,3]	8,879	8,915
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,3]	4,294	4,307
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,3]	19,770	21,560
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,3]	18,071	19,485
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[1,2,3]	6,260	6,471
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[1,2,3]	8,452	8,578
GFMT Mortgage Acquistion Co., Series 2018-2, Class A41, 4.50% 2058[1,2,3]	607	621
GFMT Mortgage Acquistion Co., Series 2019-1, Class A41, 4.50% 2059[1,2,3]	461	469
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[1,3]	3,321	3,515
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,2,3]	6,014	6,059
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[1,2,3]	2,934	3,014
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[1,2,3]	472	486
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,2,3]	376	389
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,2,3]	3,956	4,007
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,2,3]	11,659	11,686
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,2,3]	11,741	11,793
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,2,3]	16,942	17,226
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.90% 2052[1,2,3]	51,767	51,840
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.95% 2052[1,2,3]	44,090	44,167
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.10% 2052[1,2,3]	12,434	12,432
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.15% 2052[1,2,3]	3,160	3,163
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.05% 2053[1,2,3]	47,082	47,234
Intermediate Bond Fund of America — Page 7 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.30% 2053[1,2,3]	$1,672	$1,676
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.50% 2053[1,2,3]	1,672	1,676
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[1,2,3]	3,687	3,882
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,2,3]	1,606	1,735
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2049[1,2,3]	5,964	6,008
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,2,3]	1,068	1,087
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.479% 2058[1,2,3]	2,580	2,722
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,2,3]	2,903	3,012
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,2,3]	677	704
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,2,3]	172	177
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,3]	1,558	1,613
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,2,3]	2,184	2,305
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.128% 2022[1,2,3]	23,885	23,946
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.478% 2023[1,2,3]	2,500	2,505
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 2.145% 2023[1,2,3]	33,210	33,460
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,3]	10,684	10,728
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[1,2,3]	4,347	4,426
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,2,3]	2,241	2,234
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,3]	8,822	8,846
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[1,3]	1,417	1,507
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,2,3]	3,229	3,419
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,2,3]	81	88
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,2,3]	3,735	4,039
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,2,3]	1,607	1,724
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,2,3]	7,626	7,995
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,2,3]	4,929	5,184
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,3]	18,587	18,701
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,3]	11,578	12,057
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 0.90% 2060[1,2,3]	5,500	5,425
Progress Residential Trust, Series 2017-SFR1, Class A, 2.768% 2034[1,3]	2,369	2,405
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[1,3]	4,265	4,305
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,3]	6,225	6,360
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[1,3]	5,049	5,192
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,3]	3,586	3,664
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[1,3]	1,579	1,629
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,3]	7,930	8,153
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.75% 2030[1,2,3]	7,384	7,408
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,3]	13,416	13,461
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[1,2,3]	3,359	3,374
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,2,3]	1,315	1,311
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,3]	3,000	3,009
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,2,3]	13,680	14,061
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[1,2,3]	5,643	5,826
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,2,3]	9,867	9,948
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,2,3]	19,071	19,455
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.30% 2051[1,2,3]	41,400	41,469
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,3]	15,515	15,609
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,3]	1,776	1,816
Intermediate Bond Fund of America — Page 8 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[1,2,3]	$714	$725
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[1,2,3]	484	486
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,2,3]	627	643
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,2,3]	775	787
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,3]	4,768	4,876
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,2,3]	823	843
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.75% 2057[1,2,3]	2,822	2,804
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,3]	19,312	19,906
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,3]	6,371	6,563
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,3]	5,261	5,455
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,2,3]	953	975
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.15% 2058[1,2,3]	7,750	7,779
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,2,3]	268	278
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,3]	15,177	15,890
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,3]	3,387	3,536
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,2,3]	2,543	2,697
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,2,3]	9,320	10,013
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,2,3]	5,452	5,829
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[1,2,3]	3,308	3,480
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,3]	31,320	32,055
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 2033[1,3]	2,806	2,808
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[1,3]	1,325	1,344
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[1,3]	15,034	15,211
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[1,3]	7,615	7,655
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,2,3]	5,272	5,333
		1,103,606
Commercial mortgage-backed securities 2.25%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[1]	1,750	1,938
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[1]	275	312
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[1]	490	561
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[1]	1,500	1,753
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,2]	440	522
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[1]	2,157	2,320
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[1]	6,500	7,457
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[1]	2,500	2,948
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[1]	2,202	2,346
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[1]	2,200	2,585
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[1]	1,650	1,844
BX Trust, Series 2018-GW, Class A, 0.941% 2035[1,2,3]	1,684	1,641
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[1]	8,609	9,743
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,3]	1,000	1,013
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[1]	1,600	1,738
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[1]	1,210	1,309
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,2]	3,000	3,144
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[1]	150	165
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[1]	11,750	13,068
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[1]	5,000	5,664
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[1]	500	545
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[1]	13,000	13,991
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,3]	1,000	1,013
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,3]	150	148
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.464% 2045[1,2,3]	5,000	4,706
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,2,3]	2,714	2,631
Intermediate Bond Fund of America — Page 9 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,3]	$2,250	$2,295
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,3]	1,000	1,034
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.214% 2046[1,2,3]	7,479	7,305
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.949% 2046[1,2,3]	1,651	1,755
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[1]	1,821	1,991
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[1]	1,997	2,144
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[1]	4,699	5,139
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[1]	1,750	1,910
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[1]	150	163
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[1]	700	736
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,2]	12,175	13,084
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[1]	8,975	9,782
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[1,2]	2,000	2,233
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.715% 2048[1,2]	275	280
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,2]	150	158
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 2044[1,2,3]	25,500	25,773
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[1]	150	163
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,2,3]	7,221	7,340
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[1,3]	18,205	19,001
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.061% 2025[1,2,3]	10,222	9,929
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.388% 2044[1,2,3]	275	274
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.707% 2044[1,2,3]	7,800	7,439
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[1]	3,000	3,155
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,3]	9,500	9,793
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,2]	2,600	2,718
GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885% 2047[1,2]	5,863	5,642
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[1]	4,309	4,620
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.291% 2038[1,2,3]	29,000	28,499
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[1]	5,687	6,223
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.832% 2047[1,2,3]	6,200	5,577
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[1]	8,000	8,394
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class AS, 3.984% 2048[1]	2,000	2,191
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class B, 3.674% 2047[1,2]	5,000	5,189
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.247% 2047[1,2]	1,750	1,759
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[1,3]	21,418	22,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[1]	2,000	2,091
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,2]	3,032	3,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[1]	4,000	4,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.258% 2046[1,2]	900	872
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.374% 2046[1,2,3]	5,000	3,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.91% 2046[1,2]	3,065	3,254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[1]	1,000	1,064
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[1]	1,500	1,682
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,2]	5,000	5,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[1]	750	820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[1]	4,500	4,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[1]	750	803
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[1,3]	4,686	4,794
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.795% 2047[1,2,3]	2,000	2,001
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[1]	400	443
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.762% 2049[1,2]	275	266
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 1.893% 2021[1,2,3,4]	152,000	152,000
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,2,3]	1,475	1,465
Intermediate Bond Fund of America — Page 10 of 30

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[1,2,3]	$1,370	$1,361
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.41% 2046[1,2]	3,000	2,855
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.41% 2046[1,2]	710	760
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[1]	800	879
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[1]	3,000	3,325
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[1]	4,000	4,499
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.238% 2048[1,2]	275	275
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[1]	275	280
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[1]	15,455	16,633
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[1]	150	163
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[1]	4,000	4,336
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[1]	13,000	15,035
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.688% 2058[1,2]	1,690	1,707
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[1]	9,000	9,731
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[1]	1,000	1,117
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[1]	150	167
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[1,2,3]	42,000	42,355
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 2044[1,2,3]	7,000	7,145
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[1]	1,250	1,300
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,2]	1,966	2,043
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[1]	12,100	12,508
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.185% 2046[1,2]	3,000	2,887
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[1]	1,500	1,653
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,2]	4,900	5,308
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,2]	2,750	2,876
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[1]	4,750	5,099
		649,621
Total mortgage-backed obligations		10,947,458
U.S. Treasury bonds & notes 26.28% U.S. Treasury 23.69%
U.S. Treasury 2.00% 2021	7,000	7,142
U.S. Treasury 2.875% 2021	12,500	12,800
U.S. Treasury 3.625% 2021	5,400	5,439
U.S. Treasury 8.00% 2021	5,700	6,132
U.S. Treasury 0.125% 2022	311,917	311,777
U.S. Treasury 0.125% 2022	253,612	253,498
U.S. Treasury 0.125% 2022	100,000	99,987
U.S. Treasury 0.125% 2022	46,283	46,265
U.S. Treasury 0.125% 2022	30,000	29,994
U.S. Treasury 0.125% 2022	29,346	29,335
U.S. Treasury 0.125% 2022	7,787	7,785
U.S. Treasury 1.50% 2022	9,718	9,953
U.S. Treasury 1.75% 2022	6,300	6,436
U.S. Treasury 0.125% 2023	770,000	768,685
U.S. Treasury 0.125% 2023	160,000	159,701
U.S. Treasury 0.125% 2023	120,000	119,819
U.S. Treasury 0.125% 2023	116,500	116,386
U.S. Treasury 0.25% 2023	60,000	60,114
U.S. Treasury 0.25% 2023	60,000	60,103
U.S. Treasury 1.25% 2023	30,300	31,167
U.S. Treasury 1.375% 2023	9,000	9,304
U.S. Treasury 1.50% 2023	19,500	20,084
Intermediate Bond Fund of America — Page 11 of 30

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2023	$38,855	$40,967
U.S. Treasury 2.875% 2023	70,000	75,471
U.S. Treasury 2.875% 2023	32,000	34,568
U.S. Treasury 7.125% 2023	15,000	17,305
U.S. Treasury 1.25% 2024	90,000	93,345
U.S. Treasury 1.50% 2024	251,514	263,395
U.S. Treasury 1.50% 2024	45,282	47,458
U.S. Treasury 1.75% 2024	109,305	115,314
U.S. Treasury 1.75% 2024	50,000	52,702
U.S. Treasury 2.125% 2024	133,625	143,131
U.S. Treasury 2.375% 2024	50,000	53,501
U.S. Treasury 2.50% 2024	20,800	22,427
U.S. Treasury 0.25% 2025	280,111	278,724
U.S. Treasury 0.25% 2025	225,000	224,285
U.S. Treasury 0.25% 2025	101,741	101,205
U.S. Treasury 0.25% 2025	100,000	99,556
U.S. Treasury 0.25% 2025	30,000	29,877
U.S. Treasury 0.375% 2025	129,500	129,566
U.S. Treasury 2.625% 2025	150,000	166,978
U.S. Treasury 2.75% 2025	135,000	150,293
U.S. Treasury 2.875% 2025	90,000	101,175
U.S. Treasury 1.625% 2026	50,000	53,344
U.S. Treasury 1.625% 2026	47,456	50,601
U.S. Treasury 1.875% 2026	130,000	140,283
U.S. Treasury 1.875% 2026[6]	86,000	92,859
U.S. Treasury 0.375% 2027	207,000	204,264
U.S. Treasury 0.375% 2027	19,750	19,453
U.S. Treasury 0.50% 2027	603,700	600,126
U.S. Treasury 0.50% 2027	296,675	294,406
U.S. Treasury 0.50% 2027	196,480	195,719
U.S. Treasury 0.50% 2027	60,000	59,739
U.S. Treasury 0.625% 2030	33,000	32,419
U.S. Treasury 0.875% 2030	44,704	44,819
U.S. Treasury 1.50% 2030	9,000	9,566
U.S. Treasury 1.125% 2040	3,000	2,878
U.S. Treasury 2.50% 2046	37,000	44,808
U.S. Treasury 2.50% 2046	19,500	23,605
U.S. Treasury 2.875% 2046	13,500	17,484
U.S. Treasury 2.375% 2049[6]	94,900	113,182
U.S. Treasury 2.875% 2049[6]	37,600	49,239
U.S. Treasury 1.25% 2050[6]	107,500	99,112
U.S. Treasury 1.375% 2050[6]	274,200	260,840
U.S. Treasury 1.625% 2050	4,321	4,372
U.S. Treasury 2.00% 2050	5,000	5,516
		6,831,783
U.S. Treasury inflation-protected securities 2.59%
U.S. Treasury Inflation-Protected Security 0.125% 2021[7]	65,888	65,981
U.S. Treasury Inflation-Protected Security 1.125% 2021[7]	71,387	71,457
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	74,604	77,950
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	67,077	71,167
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	75,572	80,301
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	50,580	55,720
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	1,295	2,022
Intermediate Bond Fund of America — Page 12 of 30

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	$151,045	$191,362
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	110,244	130,792
		746,752
Total U.S. Treasury bonds & notes		7,578,535
Corporate bonds, notes & loans 18.39% Financials 4.75%
ACE INA Holdings Inc. 2.875% 2022	1,060	1,107
Allstate Corp. 0.75% 2025	7,656	7,665
Allstate Corp. 1.45% 2030	252	251
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	2,549	2,720
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[8]	13,274	14,096
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	20,940	21,091
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	36,974	37,455
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	2,000	2,018
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[8]	5,000	5,240
Bank of New York Mellon Corp. 1.60% 2025	28,000	29,192
Barclays Bank PLC 3.65% 2025	10,000	10,972
Charles Schwab Corp. 3.85% 2025	10,825	12,273
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	20,000	21,776
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	4,979	5,306
Cooperatieve Rabobank UA 2.75% 2023	20,000	21,033
Cooperatieve Rabobank UA 2.625% 2024[3]	33,400	35,677
Crédit Agricole SA 4.375% 2025[3]	3,025	3,390
Credit Suisse Group AG 3.00% 2021	5,000	5,122
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,8]	21,863	22,866
Credit Suisse Group AG 3.80% 2023	16,500	17,771
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,8]	6,825	8,056
Danske Bank AS 2.80% 2021[3]	14,698	14,793
Danske Bank AS 2.70% 2022[3]	10,000	10,282
Danske Bank AS 3.875% 2023[3]	15,000	16,194
DNB Bank ASA 2.375% 2021[3]	10,000	10,109
GE Capital Funding, LLC 4.40% 2030[3]	15,000	17,292
Goldman Sachs Group, Inc. 5.25% 2021	2,000	2,064
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[8]	3,600	3,745
Goldman Sachs Group, Inc. 3.50% 2025	10,000	11,090
Goldman Sachs Group, Inc. 2.60% 2030	11,179	12,032
Groupe BPCE SA 5.70% 2023[3]	2,245	2,533
Groupe BPCE SA 5.15% 2024[3]	5,300	6,013
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,8]	17,325	17,635
Guardian Life Global Funding 2.90% 2024[3]	21,285	22,937
Guardian Life Global Funding 1.25% 2027[3]	925	923
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[8]	3,315	3,470
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[8]	20,450	21,573
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[8]	13,500	13,699
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	45,775	51,874
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[8]	4,164	4,294
Intercontinental Exchange, Inc. 0.70% 2023	18,850	19,080
Intesa Sanpaolo SpA 3.25% 2024[3]	15,000	16,041
Intesa Sanpaolo SpA 3.875% 2027[3]	6,179	6,803
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[8]	16,150	16,534
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[8]	56,000	59,237
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[8]	21,325	21,453
Intermediate Bond Fund of America — Page 13 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	$40,000	$41,897
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[8]	775	778
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	4,011	4,295
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[8]	10,000	10,970
Lloyds Banking Group PLC 4.45% 2025	5,150	5,893
Metropolitan Life Global Funding I 2.40% 2022[3]	16,490	17,031
Metropolitan Life Global Funding I 3.375% 2022[3]	14,850	15,362
Metropolitan Life Global Funding I 1.95% 2023[3]	5,000	5,167
Metropolitan Life Global Funding I 0.95% 2025[3]	31,676	32,078
Metropolitan Life Global Funding I 3.45% 2026[3]	2,330	2,667
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	30,673
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[8]	6,479	6,968
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[8]	20,015	21,417
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[8]	32,959	34,799
Morgan Stanley 3.125% 2026	3,570	3,990
Morgan Stanley 3.875% 2026	7,200	8,238
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,162
National Securities Clearing Corp. 0.40% 2023[3]	40,000	39,950
New York Life Global Funding 1.70% 2021[3]	12,500	12,643
New York Life Global Funding 2.00% 2021[3]	12,274	12,353
New York Life Global Funding 2.25% 2022[3]	11,120	11,479
New York Life Global Funding 2.875% 2024[3]	25,000	26,888
New York Life Global Funding 0.95% 2025[3]	3,368	3,412
New York Life Global Funding 2.00% 2025[3]	24,000	25,246
PNC Bank 3.30% 2024	10,000	11,021
PNC Financial Services Group, Inc. 2.854% 2022[8]	5,000	5,238
Rabobank Nederland 4.625% 2023	10,000	11,142
Royal Bank of Canada 2.80% 2022	11,140	11,543
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[8]	23,500	24,474
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,206
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,561
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	21,367
Toronto-Dominion Bank 0.45% 2023	2,500	2,504
Toronto-Dominion Bank 2.65% 2024	5,000	5,349
Toronto-Dominion Bank 0.75% 2025	29,050	29,054
U.S. Bancorp 2.40% 2024	25,000	26,595
U.S. Bank NA 3.40% 2023	14,675	15,820
UniCredit SpA 3.75% 2022[3]	13,650	14,135
UniCredit SpA 6.572% 2022[3]	9,220	9,750
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,8]	15,000	16,582
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[8]	33,174	34,952
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[8]	19,531	20,460
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[8]	15,185	15,912
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[8]	3,217	3,558
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[8]	198	210
		1,370,566
Utilities 3.31%
American Electric Power Company, Inc. 4.30% 2028	8,285	9,923
American Electric Power Company, Inc. 1.00% 2025	2,950	2,964
Avangrid, Inc. 3.20% 2025	14,625	16,024
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,665
CMS Energy Corp. 3.00% 2026	8,863	9,776
Intermediate Bond Fund of America — Page 14 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.45% 2027	$8,732	$9,849
Commonwealth Edison Company 2.55% 2026	11,270	12,302
Consumers Energy Co. 3.80% 2028	64	76
Dominion Resources, Inc. 3.30% 2025	12,000	13,258
Dominion Resources, Inc. 2.85% 2026	4,849	5,327
Dominion Resources, Inc., junior subordinated, 2.715% 2021[8]	32,400	32,903
Dominion Resources, Inc., junior subordinated, 4.104% 2021[8]	8,000	8,097
Dominion Resources, Inc., junior subordinated, 3.071% 2024[8]	6,725	7,279
Duke Energy Carolinas, LLC 3.05% 2023	20,000	21,184
Duke Energy Carolinas, LLC 2.95% 2026	10,000	11,217
Duke Energy Corp. 3.75% 2024	3,200	3,512
Duke Energy Florida, LLC 1.75% 2030	24,469	25,188
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,740
Duke Energy Progress, LLC 3.375% 2023	11,295	12,180
Edison International 3.55% 2024	14,655	15,583
Edison International 4.95% 2025	12,493	13,976
Emera US Finance LP 2.70% 2021	2,890	2,918
Enel Finance International SA 2.75% 2023[3]	14,375	15,058
Enel Finance International SA 3.50% 2028[3]	4,575	5,229
Entergy Corp. 0.90% 2025	6,025	6,041
Entergy Corp. 2.40% 2026	12,820	13,863
Entergy Corp. 2.80% 2030	4,425	4,818
Entergy Texas, Inc. 1.75% 2031	2,425	2,439
Evergy Inc. 2.45% 2024	3,024	3,207
Evergy Metro, Inc. 2.25% 2030	4,350	4,629
Eversource Energy 2.50% 2021	16,225	16,296
Eversource Energy 2.375% 2022	1,414	1,460
Exelon Corp. 2.45% 2021	12,840	12,918
Exelon Corp., junior subordinated, 3.497% 2022[8]	2,185	2,279
FirstEnergy Corp. 2.85% 2022 (3.10% on 1/15/2021)[8]	50,050	51,250
FirstEnergy Corp. 2.05% 2025	17,723	17,774
FirstEnergy Corp. 1.60% 2026	27,793	27,068
FirstEnergy Corp. 3.90% 2027 (4.15% on 1/15/2021)[8]	11,539	12,769
FirstEnergy Corp. 2.25% 2030	1,500	1,434
FirstEnergy Corp. 2.65% 2030	1,500	1,482
FirstEnergy Corp. 7.375% 2031	8,193	11,190
FirstEnergy Corp., Series B, 4.25% 2023 (4.75% on 3/15/2021)[8]	4,715	4,978
Florida Power & Light Company 2.85% 2025	40,000	43,653
Interstate Power and Light Co. 2.30% 2030	1,925	2,055
MidAmerican Energy Holdings Co. 3.10% 2027	413	466
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	13,750	14,704
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,205	6,790
Northern States Power Company, First Mortgage Bonds, 2.15% 2022	3,678	3,765
Oncor Electric Delivery Company LLC 0.55% 2025[3]	24,275	24,248
Oncor Electric Delivery Company LLC 2.75% 2024	15,000	16,126
Pacific Gas and Electric Co. 3.25% 2023	18,450	19,197
Pacific Gas and Electric Co. 3.85% 2023	8,233	8,747
Pacific Gas and Electric Co. 3.75% 2024	972	1,035
Pacific Gas and Electric Co. 2.95% 2026	22,656	23,766
Pacific Gas and Electric Co. 3.15% 2026	34,409	36,395
Pacific Gas and Electric Co. 2.10% 2027	12,428	12,552
Pacific Gas and Electric Co. 3.30% 2027	18,850	19,936
Pacific Gas and Electric Co. 3.30% 2027	5,000	5,318
Pacific Gas and Electric Co. 2.50% 2031	30,000	30,279
Intermediate Bond Fund of America — Page 15 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.75% 2031	$8,125	$11,945
Public Service Company of Colorado 2.25% 2022	24,000	24,623
Public Service Company of Colorado 3.70% 2028	1,355	1,585
Public Service Company of Colorado 1.90% 2031	7,932	8,317
Public Service Enterprise Group Inc. 2.00% 2021	3,545	3,598
Public Service Enterprise Group Inc. 2.25% 2026	4,727	5,096
Puget Energy, Inc. 6.00% 2021	6,258	6,507
San Diego Gas & Electric Co. 1.70% 2030	9,175	9,285
Southern California Edison Co. 3.70% 2025	36,391	40,739
Southern California Edison Co. 1.20% 2026	5,150	5,164
Southern California Edison Co. 3.65% 2028	2,445	2,738
Southern California Edison Co. 2.85% 2029	13,147	14,271
Southern California Edison Co. 2.25% 2030	10,000	10,381
Southern California Gas Company 2.55% 2030	9,000	9,724
The Connecticut Light and Power Co. 0.75% 2025	23,125	23,198
Virginia Electric and Power Co. 2.95% 2022	4,662	4,766
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,395
WEC Energy Group, Inc. 0.55% 2023	20,000	20,073
WEC Energy Group, Inc. 1.375% 2027	20,000	20,105
Xcel Energy Inc. 3.35% 2026	5,000	5,609
Xcel Energy Inc. 2.60% 2029	104	113
		955,387
Health care 2.29%
Abbott Laboratories 3.40% 2023	4,034	4,380
AbbVie Inc. 2.30% 2021	10,000	10,081
AbbVie Inc. 3.45% 2022	8,464	8,752
AbbVie Inc. 2.60% 2024	42,500	45,449
AbbVie Inc. 3.85% 2024	5,000	5,508
AbbVie Inc. 3.80% 2025	5,917	6,617
AbbVie Inc. 2.95% 2026	18,065	19,992
Anthem, Inc. 2.375% 2025	30,000	31,900
AstraZeneca PLC 2.375% 2022	20,000	20,580
AstraZeneca PLC 3.50% 2023	18,850	20,335
AstraZeneca PLC 0.70% 2026	27,766	27,688
Becton, Dickinson and Company 2.894% 2022	20,000	20,690
Becton, Dickinson and Company 3.70% 2027	10,927	12,548
Boston Scientific Corp. 3.45% 2024	17,875	19,408
Boston Scientific Corp. 1.90% 2025	4,880	5,112
Bristol-Myers Squibb Co. 3.20% 2026	3,031	3,404
Centene Corp. 4.75% 2025	5,000	5,160
Cigna Corp. 3.75% 2023	7,732	8,374
Cigna Corp. 4.125% 2025	8,415	9,687
CVS Health Corp. 3.35% 2021	5,595	5,642
CVS Health Corp. 4.10% 2025	1,441	1,633
CVS Health Corp. 1.30% 2027	5,000	5,000
CVS Health Corp. 3.625% 2027	5,440	6,186
EMD Finance LLC 2.95% 2022[3]	4,620	4,749
EMD Finance LLC 3.25% 2025[3]	36,252	39,763
Gilead Sciences, Inc. 0.75% 2023	10,000	10,032
GlaxoSmithKline PLC 2.85% 2022	10,000	10,365
GlaxoSmithKline PLC 2.875% 2022	20,000	20,741
GlaxoSmithKline PLC 3.375% 2023	775	833
GlaxoSmithKline PLC 3.00% 2024	14,515	15,691
Intermediate Bond Fund of America — Page 16 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline PLC 3.625% 2025	$10,000	$11,290
Merck & Co., Inc. 2.80% 2023	26,506	28,141
Merck & Co., Inc. 2.90% 2024	11,284	12,147
Novartis Capital Corp. 1.75% 2025	2,361	2,481
Novartis Capital Corp. 2.00% 2027	1,545	1,646
Novartis Capital Corp. 2.20% 2030	13,430	14,525
Pfizer Inc. 2.95% 2024	29,990	32,316
Regeneron Pharmaceuticals, Inc. 1.75% 2030	10,000	9,854
Shire PLC 2.40% 2021	5,168	5,245
Shire PLC 2.875% 2023	14,299	15,184
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	41,842	46,489
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	6,849	7,007
UnitedHealth Group Inc. 2.125% 2021	18,100	18,195
UnitedHealth Group Inc. 2.375% 2024	8,045	8,575
UnitedHealth Group Inc. 3.50% 2024	14,265	15,638
UnitedHealth Group Inc. 2.00% 2030	15,000	15,962
Upjohn Inc. 1.65% 2025[3]	6,807	7,018
Upjohn Inc. 2.30% 2027[3]	3,304	3,485
		661,498
Consumer staples 1.68%
Altria Group, Inc. 3.80% 2024	4,780	5,223
Altria Group, Inc. 2.35% 2025	6,902	7,322
Altria Group, Inc. 4.40% 2026	16,790	19,463
Altria Group, Inc. 4.80% 2029	9,573	11,468
British American Tobacco PLC 2.789% 2024	35,000	37,413
British American Tobacco PLC 3.215% 2026	25,000	27,440
British American Tobacco PLC 4.70% 2027	3,931	4,608
Coca-Cola Company 1.00% 2028	30,290	30,311
Conagra Brands, Inc. 4.30% 2024	35,980	40,152
Conagra Brands, Inc. 1.375% 2027	16,065	16,230
Costco Wholesale Corp. 1.375% 2027	13,071	13,443
Costco Wholesale Corp. 1.60% 2030	10,000	10,278
Keurig Dr Pepper Inc. 3.551% 2021	7,500	7,617
Keurig Dr Pepper Inc. 4.057% 2023	30,000	32,576
Keurig Dr Pepper Inc. 4.417% 2025	5,321	6,141
Kimberly-Clark Corp. 1.05% 2027	5,470	5,535
Nestlé Holdings, Inc. 3.10% 2021[3]	7,000	7,145
Nestlé Holdings, Inc. 3.35% 2023[3]	27,913	30,141
Nestlé Holdings, Inc. 0.625% 2026[3]	10,000	9,947
Nestlé Holdings, Inc. 1.00% 2027[3]	5,000	5,008
PepsiCo, Inc. 1.40% 2031	2,624	2,652
Philip Morris International Inc. 2.90% 2021	4,500	4,611
Philip Morris International Inc. 2.375% 2022	13,000	13,459
Philip Morris International Inc. 2.50% 2022	15,000	15,615
Philip Morris International Inc. 1.50% 2025	15,436	15,953
Philip Morris International Inc. 0.875% 2026	9,206	9,200
Procter & Gamble Company 0.55% 2025	4,730	4,756
Procter & Gamble Company 2.80% 2027	3,058	3,411
Procter & Gamble Company 1.20% 2030	11,520	11,595
Reynolds American Inc. 4.45% 2025	5,940	6,784
Intermediate Bond Fund of America — Page 17 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Unilever Capital Corp. 2.60% 2024	$32,500	$34,651
Wal-Mart Stores, Inc. 2.85% 2024	32,500	35,157
		485,305
Consumer discretionary 1.42%
Amazon.com, Inc. 3.30% 2021	5,000	5,128
Amazon.com, Inc. 1.20% 2027	5,000	5,085
Amazon.com, Inc. 1.50% 2030	5,000	5,110
American Honda Finance Corp. 2.65% 2021	25,000	25,114
American Honda Finance Corp. 2.60% 2022	12,000	12,529
American Honda Finance Corp. 0.875% 2023	10,000	10,119
American Honda Finance Corp. 1.00% 2025	13,000	13,144
American Honda Finance Corp. 1.20% 2025	15,273	15,574
Bayerische Motoren Werke AG 3.15% 2024[3]	30,000	32,237
BMW Finance NV 2.25% 2022[3]	22,500	23,209
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	6,100	6,156
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	12,500	12,575
DaimlerChrysler North America Holding Corp. 2.55% 2022[3]	15,000	15,509
General Motors Company 5.40% 2023	3,822	4,285
General Motors Financial Co. 3.45% 2022	13,485	13,857
General Motors Financial Co. 2.75% 2025	10,000	10,594
General Motors Financial Co. 2.90% 2025	12,000	12,725
Home Depot, Inc. 2.50% 2027	5,000	5,470
Hyundai Capital America 3.25% 2022[3]	5,008	5,212
Hyundai Capital America 1.80% 2025[3]	6,831	6,930
Hyundai Capital America 2.375% 2027[3]	745	769
Nissan Motor Co., Ltd. 3.043% 2023[3]	5,168	5,373
Nissan Motor Co., Ltd. 3.522% 2025[3]	18,869	19,720
Nissan Motor Co., Ltd. 4.345% 2027[3]	14,290	15,344
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,132
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,450
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,870
Toyota Motor Credit Corp. 0.80% 2025	19,961	20,060
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,105	4,243
Volkswagen Group of America Finance, LLC 2.70% 2022[3]	21,732	22,558
Volkswagen Group of America Finance, LLC 2.90% 2022[3]	10,000	10,330
Volkswagen Group of America Finance, LLC 3.125% 2023[3]	10,000	10,571
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	9,500	10,454
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	6,176	6,594
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	17,175	17,201
Volkswagen Group of America Finance, LLC 1.625% 2027[3]	4,265	4,272
		409,503
Communication services 1.33%
Alphabet Inc. 0.80% 2027	20,785	20,707
Alphabet Inc. 1.10% 2030	2,500	2,483
Alphabet Inc. 2.05% 2050	2,055	2,001
AT&T Inc. 2.30% 2027	36,831	39,093
AT&T Inc. 1.65% 2028	2,360	2,397
AT&T Inc. 2.75% 2031	10,000	10,642
AT&T Inc. 2.25% 2032	1,800	1,826
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	45,000	50,048
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,157	10,753
Comcast Corp. 3.95% 2025	25,105	28,797
Intermediate Bond Fund of America — Page 18 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.65% 2030	$15,000	$16,388
Comcast Corp. 1.50% 2031	6,000	5,974
Comcast Corp. 1.95% 2031	6,874	7,103
Cox Communications, Inc. 1.80% 2030[3]	3,439	3,454
Discovery Communications, Inc. 3.625% 2030	3,175	3,625
T-Mobile US, Inc. 3.50% 2025[3]	19,675	21,778
T-Mobile US, Inc. 1.50% 2026[3]	7,500	7,626
T-Mobile US, Inc. 3.75% 2027[3]	30,000	33,993
T-Mobile US, Inc. 2.05% 2028[3]	5,600	5,769
T-Mobile US, Inc. 3.875% 2030[3]	7,950	9,128
Verizon Communications Inc. 0.85% 2025	55,339	55,631
Verizon Communications Inc. 2.625% 2026	9,771	10,690
Verizon Communications Inc. 3.00% 2027	7,925	8,812
Verizon Communications Inc. 4.329% 2028	2,000	2,428
Verizon Communications Inc. 1.75% 2031	20,607	20,765
		381,911
Energy 1.11%
Baker Hughes, a GE Co. 4.486% 2030	2,040	2,438
BP Capital Markets PLC 3.79% 2024	30,000	32,807
Canadian Natural Resources Ltd. 2.95% 2023	10,000	10,406
Canadian Natural Resources Ltd. 2.05% 2025	1,990	2,051
Chevron Corp. 2.10% 2021	10,000	10,070
Chevron Corp. 2.498% 2022	6,000	6,154
Chevron Corp. 1.554% 2025	10,000	10,402
Chevron Corp. 1.995% 2027	11,101	11,768
Chevron USA Inc. 0.687% 2025	3,543	3,551
Chevron USA Inc. 1.018% 2027	2,992	2,999
Enbridge Inc. 2.90% 2022	22,500	23,344
Enbridge Inc. 4.00% 2023	10,000	10,844
Enbridge Inc. 2.50% 2025	2,500	2,637
Energy Transfer Operating, LP 2.90% 2025	20,000	20,772
Energy Transfer Operating, LP 3.75% 2030	14,889	15,465
Energy Transfer Partners, LP 4.20% 2023	8,105	8,638
Exxon Mobil Corp. 2.222% 2021	15,000	15,047
Exxon Mobil Corp. 2.019% 2024	9,779	10,266
Exxon Mobil Corp. 2.992% 2025	5,000	5,468
Exxon Mobil Corp. 2.61% 2030	5,000	5,465
Marathon Petroleum Corp. 4.50% 2023	10,000	10,812
MPLX LP 1.75% 2026	7,911	8,026
ONEOK, Inc. 2.20% 2025	878	885
ONEOK, Inc. 5.85% 2026	25,377	29,676
ONEOK, Inc. 6.35% 2031	4,604	5,718
Pioneer Natural Resources Company 1.90% 2030	5,725	5,639
Plains All American Pipeline, LP 3.80% 2030	2,269	2,375
Saudi Arabian Oil Co. 1.625% 2025[3]	4,040	4,116
Shell International Finance BV 0.375% 2023	10,000	10,022
Shell International Finance BV 2.00% 2024	4,000	4,217
Statoil ASA 2.75% 2021	2,120	2,171
Total Capital International 2.434% 2025	6,245	6,654
TransCanada PipeLines Ltd. 2.50% 2022	10,000	10,345
Intermediate Bond Fund of America — Page 19 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 4.10% 2030	$3,343	$3,912
Williams Companies, Inc. 3.50% 2030	3,166	3,511
		318,671
Industrials 0.95%
3M Co. 3.25% 2024	25,000	27,190
3M Co. 2.65% 2025	12,000	13,010
Boeing Company 2.70% 2022	5,000	5,112
Boeing Company 4.508% 2023	4,000	4,292
Boeing Company 1.95% 2024	25,000	25,259
Boeing Company 4.875% 2025	2,500	2,794
Boeing Company 2.75% 2026	10,000	10,261
Boeing Company 3.25% 2028	9,350	9,753
Emerson Electric Co. 1.80% 2027	6,753	7,104
General Dynamics Corp. 3.00% 2021	3,000	3,038
General Electric Co. 3.45% 2027	2,450	2,700
General Electric Co. 3.625% 2030	650	729
Honeywell International Inc. 1.85% 2021	12,500	12,667
Honeywell International Inc. 2.30% 2024	24,100	25,723
L3Harris Technologies, Inc. 1.80% 2031	6,600	6,710
Roper Technologies, Inc. 1.00% 2025	8,000	8,051
Siemens AG 1.70% 2021[3]	20,000	20,232
Siemens AG 2.70% 2022[3]	20,000	20,627
Siemens AG 2.90% 2022[3]	5,000	5,188
Union Pacific Corp. 3.20% 2021	5,500	5,581
Union Pacific Corp. 3.50% 2023	38,750	41,667
Union Pacific Corp. 3.15% 2024	9,803	10,595
United Technologies Corp. 3.65% 2023	178	192
Vinci SA 3.75% 2029[3]	5,175	6,106
		274,581
Information technology 0.89%
Apple Inc. 1.80% 2024	38,750	40,557
Apple Inc. 0.55% 2025	20,000	20,029
Apple Inc. 1.125% 2025	7,590	7,773
Apple Inc. 1.25% 2030	18,000	18,041
Broadcom Inc. 3.15% 2025	15,000	16,359
Broadcom Ltd. 3.875% 2027	7,500	8,434
Fiserv, Inc. 3.20% 2026	54,500	61,148
Fiserv, Inc. 2.65% 2030	3,836	4,163
Global Payments Inc. 2.65% 2025	10,000	10,713
Global Payments Inc. 2.90% 2030	4,648	5,083
Intuit Inc. 0.65% 2023	13,955	14,044
Intuit Inc. 0.95% 2025	8,835	8,959
Intuit Inc. 1.35% 2027	4,010	4,089
PayPal Holdings, Inc. 1.35% 2023	10,020	10,274
PayPal Holdings, Inc. 1.65% 2025	6,989	7,275
PayPal Holdings, Inc. 2.30% 2030	1,833	1,965
Visa Inc. 2.80% 2022	4,000	4,197
Visa Inc. 0.75% 2027	4,900	4,873
Visa Inc. 1.10% 2031	8,000	7,854
		255,830
Intermediate Bond Fund of America — Page 20 of 30

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.47%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.80% 2026	$5,745	$6,583
Alexandria Real Estate Equities, Inc. 2.75% 2029	3,575	3,889
American Campus Communities, Inc. 4.125% 2024	8,465	9,204
American Campus Communities, Inc. 3.30% 2026	11,076	12,003
Corporate Office Properties LP 2.25% 2026	3,253	3,329
Equinix, Inc. 2.625% 2024	30,443	32,458
Equinix, Inc. 1.25% 2025	14,633	14,846
Equinix, Inc. 1.80% 2027	6,163	6,329
Equinix, Inc. 1.55% 2028	4,910	4,958
Equinix, Inc. 2.15% 2030	7,462	7,619
Scentre Group 3.25% 2025[3]	2,725	2,904
WEA Finance LLC 3.75% 2024[3]	3,790	3,974
Westfield Corp. Ltd. 3.15% 2022[3]	27,910	28,417
		136,513
Materials 0.19%
Air Products and Chemicals, Inc. 1.85% 2027	6,042	6,380
Air Products and Chemicals, Inc. 2.05% 2030	975	1,041
Anglo American Capital PLC 5.375% 2025[3]	10,000	11,672
ArcelorMittal 3.60% 2024	2,058	2,191
Dow Chemical Co. 2.10% 2030	7,000	7,151
LYB International Finance III, LLC 1.25% 2025	2,082	2,103
LYB International Finance III, LLC 2.25% 2030	1,631	1,669
Nutrition & Biosciences, Inc. 1.23% 2025[3]	10,000	10,131
Nutrition & Biosciences, Inc. 1.832% 2027[3]	5,062	5,174
Praxair, Inc. 1.10% 2030	4,191	4,138
Vale Overseas Ltd. 3.75% 2030	2,291	2,526
		54,176
Total corporate bonds, notes & loans		5,303,941
Asset-backed obligations 6.27%
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[1,3]	1,888	1,890
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,3]	27,650	28,023
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[1,3]	8,020	8,081
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[1,3]	4,105	4,216
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,3]	10,355	10,719
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[1,3]	3,231	3,405
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,3]	20,430	21,691
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,3]	19,300	20,761
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,3]	60,061	61,878
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,3]	7,105	7,336
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,3]	31,121	31,639
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,3]	2,765	2,825
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,3]	15,154	15,248
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,3]	2,114	2,146
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.481% 2025[1,2]	2,110	2,116
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[1]	3,556	3,576
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48% 2026[1]	4,500	4,563
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,3]	5,006	5,017
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,3]	8,500	8,474
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[1]	26,768	26,970
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,3]	65,539	66,519
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,3]	10,319	10,498
Intermediate Bond Fund of America — Page 21 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,3]	$4,796	$4,874
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,3]	1,082	1,092
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.467% 2025[1,2]	2,135	2,140
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,3]	8,940	8,960
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[1,3]	2,315	2,326
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,3]	11,327	11,407
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[1,3]	2,464	2,476
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,3]	17,353	17,590
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[1,3]	2,634	2,641
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 2022[1,3]	1,702	1,705
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[1,3]	2,068	2,073
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[1,3]	240	242
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[1,3]	3,706	3,733
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,3]	1,667	1,699
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[1,3]	712	720
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,3]	2,227	2,276
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[1,3]	1,950	1,980
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,3]	1,665	1,731
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,3]	724	782
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B, 3.94% 2027[1,3]	4,431	4,526
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[1,3]	19,791	20,034
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,3]	13,861	14,061
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,3]	6,670	6,828
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[1,3]	9,882	10,126
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[1,3]	4,108	4,195
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[1]	9,487	9,510
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	6,599	6,651
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[1]	28,585	28,932
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[1]	405	405
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[1]	113	114
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[1]	144	147
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[1]	5,577	5,654
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	18,985	19,581
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	8,750	9,004
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[1]	21,500	21,989
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[1]	3,437	3,541
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[1]	3,964	4,168
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,3]	1,548	1,552
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[1,3]	2,137	2,141
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[1,3]	42	42
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,3]	10,447	10,499
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[1,3]	14,001	14,070
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[1,3]	9,625	9,703
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[1,3]	12,140	12,268
Drivetime Auto Owner Trust, Series 2017-4A, Class D, 3.47% 2023[1,3]	446	448
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[1,3]	39	39
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,3]	2,928	2,941
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[1,3]	7,000	7,094
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[1,3]	117	117
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[1,3]	17,485	17,865
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,3]	2,475	2,525
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,3]	10,260	10,480
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,3]	4,607	4,824
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,3]	387	419
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[1,3]	639	643
Intermediate Bond Fund of America — Page 22 of 30

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,3]	$5,224	$5,237
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[1,3]	17,793	17,880
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[1,3]	4,759	4,777
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[1,3]	26,380	26,577
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,3]	6,931	6,975
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[1,3]	8,641	8,805
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[1,3]	7,253	7,296
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[1,3]	4,400	4,463
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[1,3]	7,500	7,606
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,3]	7,690	7,861
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,3]	11,110	11,412
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,3]	6,695	7,000
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,3]	2,525	2,734
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,3]	71,180	71,507
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 2024[1]	8,000	8,303
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 2026[1]	5,115	5,266
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,3]	23,560	25,322
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,3]	50,856	53,535
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,3]	13,420	14,733
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[1,3]	9,520	9,585
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	34,234	35,360
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,3]	24,846	24,390
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,3]	1,762	1,710
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,3]	6,866	6,860
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,3]	42,719	42,980
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,3]	29,534	29,814
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[1]	3,029	3,049
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[1]	3,979	4,108
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.191% 2023[1,2]	5,886	5,909
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	1,946	1,981
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[1,3]	5,133	5,142
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[1,3]	2,895	2,900
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[1,3]	3,393	3,400
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,3]	17,773	17,804
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,3]	14,003	14,028
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[1]	2,000	2,086
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[1,3]	12,675	12,749
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[1]	12,669	12,717
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[1]	11,270	11,336
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3, 2.50% 2023[1]	33,420	34,143
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[1]	490	501
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[1]	1,845	1,869
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,2,3]	23,915	24,487
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.134% 2028[1,2,3]	41,645	41,706
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.188% 2027[1,2,3]	13,513	13,486
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.268% 2027[1,2,3]	37,896	37,895
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,3]	3,737	3,771
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 2024[1]	5,500	5,516
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[1]	4,050	4,076
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[1]	34,450	34,857
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 2024[1]	15,402	15,581
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[1]	6,125	6,195
Intermediate Bond Fund of America — Page 23 of 30

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[1]	$26,445	$26,982
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[1,2,3]	10,176	10,179
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[1]	9,840	10,081
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,3]	16,402	16,480
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,3]	664	668
Textainer Marine Containers Limited, Series 2020-2A, Class A, 2.10% 2045[1,3]	9,603	9,655
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,2,3]	15,588	16,578
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,3]	47,755	51,025
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[1]	5,075	5,241
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,3]	73,193	73,758
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[1,3]	5,180	5,256
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[1]	8,234	8,440
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[1]	14,984	15,088
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,3]	34,819	35,066
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[1,3]	3,184	3,201
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[1,3]	7,850	7,878
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[1,3]	18,760	19,002
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[1,3]	87	87
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[1,3]	9,355	9,469
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,3]	6,745	6,876
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,3]	4,475	4,625
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[1]	18,800	19,257
		1,809,346
Bonds & notes of governments & government agencies outside the U.S. 2.41%
Alberta (Province of) 1.875% 2024	20,000	21,073
Asian Development Bank 2.75% 2023	5,000	5,288
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	9,090	9,987
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[3]	20,000	19,878
Denmark (Kingdom of) 0.125% 2022[3]	7,860	7,847
Denmark (Kingdom of) 0.125% 2022	5,235	5,226
European Investment Bank 0.375% 2025	10,000	9,959
European Investment Bank 0.625% 2027	2,450	2,434
European Stability Mechanism 2.125% 2022[3]	58,322	60,453
European Stability Mechanism 0.375% 2025[3]	8,584	8,533
Inter-American Development Bank 0.625% 2027	7,000	6,938
International Development Association 0.375% 2025[3]	52,000	51,803
Italy (Republic of) 2.375% 2024	29,500	31,036
Japan Bank for International Cooperation 3.125% 2021	38,336	39,026
Japan Bank for International Cooperation 0.625% 2023	14,800	14,897
Japan Bank for International Cooperation 2.50% 2024	12,280	13,144
Japan Finance Organization for Municipalities 2.625% 2022[3]	13,000	13,392
KfW 0.375% 2025	45,034	44,930
Kommunalbanken 0.375% 2025[3]	6,068	6,028
Kommuninvest i Sverige Aktiebolag 0.25% 2023[3]	47,515	47,473
Lithuania (Republic of) 6.625% 2022[3]	23,244	24,946
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	11,189
Poland (Republic of) 3.00% 2023	10,000	10,598
Poland (Republic of) 4.00% 2024	9,215	10,240
Poland (Republic of) 3.25% 2026	945	1,068
Portuguese Republic 5.125% 2024	51,000	59,624
Qatar (State of) 3.875% 2023[3]	23,475	25,245
Qatar (State of) 3.375% 2024[3]	19,856	21,492
Qatar (State of) 4.00% 2029	10,000	11,834
Quebec (Province of) 2.375% 2022	18,999	19,458
Intermediate Bond Fund of America — Page 24 of 30

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Quebec (Province of) 0.60% 2025	$66,321	$66,502
Sweden (Kingdom of) 2.375% 2023[3]	12,135	12,700
		694,241
Federal agency bonds & notes 1.57%
Fannie Mae 0.25% 2023	3,995	3,999
Fannie Mae 0.625% 2025	365,000	369,461
Fannie Mae 0.75% 2027	10,000	9,992
Fannie Mae 0.875% 2030	38,662	37,846
Freddie Mac 0.25% 2023	24,687	24,687
Freddie Mac 0.25% 2023	6,250	6,254
		452,239
Municipals 0.07% Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	11,615
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,894
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,971
Total municipals		19,480
Total bonds, notes & other debt instruments (cost: $26,143,102,000)		26,805,240
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[3]	4,000	2,560
Total preferred securities (cost: $3,985,000)		2,560
Short-term securities 30.27% Money market investments 27.50%
Capital Group Central Cash Fund 0.11%[9,10]	79,289,093	7,929,702
U.S. Treasury bills 2.77%	Principal amount (000)
U.S. Treasury Bill 0.10% due 1/5/2021	$800,000	799,984
Total short-term securities (cost: $8,729,435,000)		8,729,686
Total investment securities 123.23% (cost: $34,876,522,000)		35,537,486
Other assets less liabilities (23.23)%		(6,700,063)
Net assets 100.00%		$28,837,423
Intermediate Bond Fund of America — Page 25 of 30

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 11/30/2020[12] (000)	Unrealized (depreciation) appreciation at 11/30/2020 (000)
90 Day Euro Dollar Futures	Short	6,709	March 2021	$(1,677,250)	$(1,673,728)	$(138)
90 Day Euro Dollar Futures	Short	2,086	March 2022	(521,500)	(520,274)	387
2 Year U.S. Treasury Note Futures	Long	1,739	April 2021	347,800	384,061	147
5 Year U.S. Treasury Note Futures	Short	3,552	April 2021	(355,200)	(447,663)	(466)
10 Year U.S. Treasury Note Futures	Short	2,251	March 2021	(225,100)	(311,025)	(591)
10 Year Ultra U.S. Treasury Note Futures	Short	22,113	March 2021	(2,211,300)	(3,474,505)	(8,651)
20 Year U.S. Treasury Bond Futures	Long	608	March 2021	60,800	106,343	87
30 Year Ultra U.S. Treasury Bond Futures	Long	7,183	March 2021	718,300	1,551,752	8,034
						$(1,191)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation at 11/30/2020 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$460,700	$752	$288	$464
U.S. EFFR	0.11%	5/18/2024	521,800	602	—	602
U.S. EFFR	0.1275%	6/25/2025	222,800	810	—	810
U.S. EFFR	0.105%	6/30/2025	222,800	1,057	—	1,057
U.S. EFFR	0.0975%	6/30/2025	121,011	616	—	616
U.S. EFFR	0.106%	6/30/2025	98,389	462	—	462
U.S. EFFR	0.0795%	7/13/2025	111,600	684	—	684
U.S. EFFR	0.12%	9/3/2025	128,830	636	—	636
3-month USD-LIBOR	0.81%	7/28/2045	328,100	30,883	(195)	31,078
3-month USD-LIBOR	0.811%	7/27/2050	515,400	60,043	—	60,043
					$93	$96,452
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 11/30/2020 (000)	Upfront premium received (000)	Unrealized depreciation at 11/30/2020 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$850,000	$(21,123)	$(17,788)	$(3,335)
Investments in affiliates10

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2020 (000)	Dividend income (000)
Short-term securities 27.50%
Money market investments 27.50%
Capital Group Central Cash Fund 0.11%[9]	$8,834,502	$2,763,033	$3,667,833	$(645)	$645	$7,929,702	$2,383
Intermediate Bond Fund of America — Page 26 of 30

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,210,967,000, which represented 14.60% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $205,619,000, which represented .71% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $185,101,000, which represented .64% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 11/30/2020.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Intermediate Bond Fund of America — Page 27 of 30

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,395,792,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $12,339,281,000 and $883,846,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2020 (dollars in thousands):
Intermediate Bond Fund of America — Page 28 of 30

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,947,458	$—	$10,947,458
U.S. Treasury bonds & notes	—	7,578,535	—	7,578,535
Corporate bonds, notes & loans	—	5,303,941	—	5,303,941
Asset-backed obligations	—	1,809,346	—	1,809,346
Bonds & notes of governments & government agencies outside the U.S.	—	694,241	—	694,241
Federal agency bonds & notes	—	452,239	—	452,239
Municipals	—	19,480	—	19,480
Preferred securities	—	2,560	—	2,560
Short-term securities	7,929,702	799,984	—	8,729,686
Total	$7,929,702	$27,607,784	$—	$35,537,486
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,655	$—	$—	$8,655
Unrealized appreciation on interest rate swaps	—	96,452	—	96,452
Liabilities:
Unrealized depreciation on futures contracts	(9,846)	—	—	(9,846)
Unrealized depreciation on credit default swaps	—	(3,335)	—	(3,335)
Total	$(1,191)	$93,117	$—	$91,926
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Intermediate Bond Fund of America — Page 29 of 30

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-023-0121O-S78041	Intermediate Bond Fund of America — Page 30 of 30